LEASES (Details 1) - Finance Lease [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Remainder of 2022	$ 62,941	$ 85,231
2023	73,387	72,849
2024	56,654	55,765
2025	26,870	27,744
2026 and Thereafter	3,694	4,211
Total undiscounted finance lease payments	223,546	245,800
Less: Imputed interest	(20,669)	(24,321)
Present value of finance lease liabilities	$ 202,877	$ 221,479